UNEARNED REVENUE (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended
	Mar. 10, 2014	Dec. 31, 2013	Sep. 30, 2014
UNEARNED REVENUE [Abstract]
Purchase Price of PL agreement		$ 35,000	$ 35,000
Purchase Price of PL agreement per unit		$ 3,500	$ 3,500
Unearned revenue			35,000
Proceeds from business transcation with MAV	$ 24,980